SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

a. Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Basis of consolidation

b. Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all the subsidiaries of the Company and all inter-company balances and transactions have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of estimates

c. Use of estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On the going concern basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates required to be made by management, include, but are not limited to, revenue recognition, the assessment of a provision for credit loss, the useful lives of property and equipment, the impairment for long lived assets, valuation of deferred tax assets, fair value of warrant liabilities and the short-term investments. Actual results may differ from those estimates under different assumptions or conditions.

Fair value measurements

d. Fair value measurements

Accounting Standards Codification (ASC) 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that may reflect the Company’s own assumptions that cannot be corroborated with observable market data.

Management of the Company is responsible for considering the carrying amount of cash, accounts receivable, prepaid expenses and other current assets, short-term bank loan, accounts payable, contract liabilities, amount due to related parties, operating lease liabilities - current, payroll payable and accrued expenses and other current liabilities based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

The Company measured its Representative’s Warrants, Series A Warrant and Series B Warrants at fair value on a recurring basis. As the Company’s warrants are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrants. This instrument is categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.

The following table presents the fair value hierarchy for the Company’s liabilities that are measured and recorded at fair value as of September 30, 2025 and 2024:

As of September 30, 2025	Level 1	Level 2	Level 3
Warrant liabilities	-	-	902,287

As of September 30, 2024	Level 1	Level 2	Level 3
Warrant liabilities	-	-	-

Foreign currency translation and transaction

e. Foreign currency translation and transaction

The reporting currency of the Company is the United States Dollars (“USD”). Guangzhou Youxin conducts its business in the local currency, Chinese Yuan (“RMB”), as its functional currency. Except for Guangzhou Youxin, the Company and its subsidiaries in Cayman Islands, BVI and HK use USD as their functional currency. An entity’s functional currency is the currency of the primary economic environment in which it operates; normally, that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of operations and comprehensive loss.

The consolidated financial statements are presented in USD. Assets and liabilities are translated into USD at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average of the exchange rates in effect during the reporting period. Shareholders’ equity accounts, except for the change in retained earnings, are translated using the historical exchange rates at the date of entry to shareholder equity; the change in retained earnings uses historical exchange rates of each period’s statement of income. Differences resulting from translating functional currencies to the reporting currency are recorded in accumulated other comprehensive loss in the consolidated balance sheets.

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheet items, except for equity accounts
September 30, 2025	RMB	7.1190 to $1
September 30, 2024	RMB	7.0176 to $1

Statement of operations and comprehensive loss, and cash flows items
For the year ended September 30, 2025	RMB	7.2125 to $1
For the year ended September 30, 2024	RMB	7.2043 to $1
For the year ended September 30, 2023	RMB	7.0533 to $1

Cash

f. Cash

Cash consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash were held in accounts at financial institutions located in the PRC‚ which is not freely convertible into foreign currencies.

Restricted cash

g. Restricted cash

Restricted cash mainly represents cash in bank that was frozen by court orders due to a lawsuit between a former employee. As of September 30, 2025 and 2024, the Company’s restricted cash balance was $24,298 and $24,649, respectively.

Accounts receivable

h. Accounts receivable

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Group adopted ASU 2016-13 from October 1, 2022 using modified-retrospective transition approach with a cumulative-effect adjustment to amounting to nil recognized as of October 1, 2022.

Accounts receivable include trade accounts due from clients. The credit terms given to customers are generally 90 days. Management reviews its receivables on a regular basis to determine if the provision for credit loss is adequate, and makes provision when necessary. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management uses an aging schedule method to estimate the amount of the allowance for credit losses. The management also considers historical losses, the financial condition, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC Topic 326, Financial Instruments - Credit Losses. Account balances are charged off against the provision after all means of collection have been exhausted and the likelihood of collection is remote. As of September 30, 2025, 2024, and 2023, the allowances for expected credit loss were nil, $4,664 and nil, respectively. As of September 30, 2025, 2024, and 2023, the write-off of allowances for expected credit loss were nil, $4,664 and nil, respectively.

Short-term investments

i. Short-term investments

Short-term investments are investments in wealth management product with underlying in equity stocks listed in global capital markets and other equity and monetary market products. The investments can be redeemed after 90 days with one month’s notice and are not available for early redemption. The short-term investments are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments are included in investment income or loss in the accompanying consolidated statement of operations and comprehensive loss. As of September 30, 2025, all short-term investments were settled, and there was no outstanding balance of short-term investments.

Property and equipment, net

j. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service, after considering the estimated residual value which is 5% of costs. The estimated useful lives are as follows:

Estimated useful lives
Electronic equipment	3 years
Office furniture	5 years

The cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Expenditures for maintenance and repairs are charged to earnings as incurred, while major additions and enhancements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived Assets

k. Impairment of long-lived Assets

For the long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the non-discounted future cash flows generated from the assets and recognizes an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. No impairment was recorded by the Company for the years ended September 30, 2025, 2024 and 2023.

Deferred Offering Costs

l. Deferred Offering Costs

Deferred offering costs consist of legal, underwriting fees and other costs incurred through the balance sheet date that are directly related to the IPO. These costs, together with the underwriting discounts and commissions, will be charged to permanent equity upon completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to expenses. As of September 30, 2025 and 2024, the Company had nil and $478,108 of deferred offering costs, respectively.

In conjunction with the IPO, the Company issued to the underwriter a warrant to purchase up to an aggregate of 115,000 Shares with no consideration (the “Representative’s Warrants”) with an estimated fair value of $287,128 as of December 20, 2024, the effective date. The fair value of the Representative Warrants accounted for as compensation under Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation” (“ASC 718”) is included in the total offering costs and recognized as part of additional-paid-in capital upon completion of the IPO.

Total offering costs related to IPO were $2,900,886 consist of underwriting discount and commission, legal fee, underwriting fees, fair value of Representative’s Warrants and other costs incurred through the balance sheet date that were directly related to the IPO and were charged to additional-paid-in capital upon completion of the IPO.

Offering costs related to the September 2025 follow-on offering were $876,282, which consist of underwriting discount and commission, legal fee, underwriting fees and other costs incurred through the balance sheet date. These costs were recorded as issuance costs allocated to warrant liabilities in the consolidated statements of operations and comprehensive loss in the period incurred, as all proceeds from the September 2025 Public Offering were allocated to the Series A Warrants and Series B Warrants (See Note 16).

Lease

m. Lease

The Company determines if an arrangement is a lease or contains a lease at inception, operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use (“ROU assets”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the operating lease liabilities. Lease expense is recognized on a straight-line basis over the lease term. The Company keeps leases with an initial term of 12 months or less off the consolidated balance sheet and recognize the associated lease payments in the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term.

The Company has an operating lease for office and equipment, including an option to renew which is not at the Company’s sole discretion. The renewal to extend the lease term is not included in the Company’s ROU assets and operating lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and operating lease liabilities. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The operating lease is included in operating lease right-of-use assets, operating lease liabilities-current and operating lease liabilities-non-current on the consolidated balance sheets.

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. Lease payments associated with these leases are expensed as incurred.

Revenue Recognition

n. Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue From Contracts With Customers (ASC 606) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps:(1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Company allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recorded net of value-added tax.

1) Revenue stream

♦ Revenues from professional services

The Company delivers customized cloud solutions to customers through its highly flexible PaaS platform. The professional fee normally consists of three types of revenue: (i) CRM system implementation services and cloud-based connectivity services; (ii) additional function development service and (iii) subscription services.

(i) Customized CRM system development and cloud-based connectivity services

The Company provides customized CRM system development services and cloud-based connectivity to its customers with tailored functionalities and interfacing capabilities suitable to meet the operation needs of its customers and provides continuous access to the customized CRM through the Company’s platform which represent a single promise. The provision of customized CRM platform accessing, and function updates is considered as one performance obligation as the services provided are not distinct within the context of the contract whereas the customer can only obtain benefit when the services are provided together. The Company has a continuous obligation to ensure the performance of the customized CRM system through the Company’s platform over the contract service period. As the Company provides the customers with the right to use customized CRM system, the Company has the right to recognize revenue over the contractual service period by using input method. Contract service period is generally one year and payment term is generally 90 days. Contracts generally do not contain significant financing components or variable consideration. Customers do not have the right to a refund of paid fees for customized CRM system development and cloud-based connectivity services which the Company had earned and recognized as revenue. Customized CRM contracts generally contain cancellation terms which provide for an enforceable right to payment for performance completed to date.

(ii) Additional function development service

For the revenue of the additional function development based on the completed customized CRM system, the revenue is recognized at a point in time when completion of the additional function is delivered to the customer. This typically occurs when the additional function is delivered, and the customer obtains the ability to use and benefit from it. Customers do not have the right to refund of paid fees for additional function development services after the additional function is delivered. Additional function development contracts generally do not contain contract cancellation terms except when the Company failed to develop the additional function.

(iii) Subscription services

Since its second year of development, the Company also derives subscription revenues from providing cloud-based connectivity platform service and the continued obligation to ensure the performance of the platform over the service period. The transaction price is the observable standalone selling price of subscription service. The performance periods generally are six months to one year, and pursuant to the contracts, full payment is generally collected in advance. Contracts generally do not contain significant financing components or variable consideration. In conclusion, due to the fact that the customer simultaneously receives and consumes the benefits provided by the Company’s performance, the Company has the right to recognize revenue ratably over the contractual subscription period, beginning on the date when the service is made available to the customers. Customers do not have the right to a refund of paid fees for subscription services which the Company had earned and recognized as revenue, Subscription services contracts generally contain contract cancellation terms which provide an enforceable right to payment for performance completed to date.

♦ Revenues from payment channel services

This revenue stream is mainly derived from payment channel services the Company enables the user to make with payment services through its CRM system, such as top up, withdraw or transaction etc. The performance obligation is to help the third-party payment channels service provider to facilitate their payment services. The Company charges a non-refundable fee for the payment channel services, the pricing of which is based on the pre-determined rates specified in the contract. The Company recognizes for payment channel service revenues at the time a user completes a payment transaction via a payment channel and is entitled to payment. Related fees are generally billed monthly, based on a per-transaction basis. As such, the Company is not the primary obligor and does not have the ability to establish the price, and therefore, the Company records revenue on a net basis and the revenue is recognized at a point in time when the amount is verified by both parties via reconciliation.

1) Revenues presented as follows:

	Years Ended September 30,
	2025	2024	2023
Customized CRM system development service	$285,188	$-	$134,768
Additional function development service	38,808	42,758	155,904
Subscription service	191,688	232,556	258,150
Subtotal of professional services	515,684	275,314	548,822
Payment channel services	21,590	206,526	291,643
Others	2,200	39,401	55,513
Total	$539,474	$521,241	$895,978

Revenue by recognition over time vs point in time

	Years Ended September 30,
	2025	2024	2023
Revenue by recognition over time	$476,876	$232,556	$392,918
Revenue by recognition at a point in time	62,598	288,685	503,060
Total	$539,474	$521,241	$895,978

2) Contract liabilities

Contract liabilities are recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer.

Changes in contract liabilities as follows:

	Years Ended September 30,
	2025	2024	2023
Contract liabilities, beginning of the year	$215,768	$166,628	$437,535
Revenue deferred during the year	24,192	190,704	20,090
Cash refund due to the contract termination	(7,593)	-	-
Recognition of revenue deferred in prior years	(202,343)	(141,564)	(290,997)
Contract liabilities, end of the year	$30,024	$215,768	$166,628

3) Deferred contract costs

Deferred contract costs primarily represent capitalized costs incurred to fulfill service contracts for which revenue is recognized at a point in time. Certain project cycles extend beyond one year, resulting in the recognition of deferred contract costs.

Changes in deferred contract costs as follows:

	Years Ended September 30,
	2025	2024	2023
Deferred contract costs, beginning of the year	$-	$-	$29,936
Cost deferred during the year	13,103	-	-
Recognition of cost deferred in prior years	-	-	(29,936)
Deferred contract costs, end of the year	$13,103	$-	$-

Cost of revenues

o. Cost of revenues

Cost of revenue includes (1) labor costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support, (2) third party service fees including cloud computing and data usage, (3) rental and (4) related costs of outsourcing to contractors conducting system implementation and support services to customers.

Selling expenses	p. Selling expenses Selling expenses mainly consist of salaries and welfare, rental and advertising costs and market promotion expenses.
General and administrative expenses	q. General and administrative expenses General and administrative expenses mainly consist of salaries and welfare, rental, depreciation, professional service fees and other corporate expenses.
Research and development expenses	r. Research and development expenses Research and development expenses are mainly salary and benefits for in-house software engineers and payments made to outside cloud providers.
Government grants

s. Government grants

Government grants are recognized as other income, net, or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of operations and comprehensive loss upon receipts as all conditions attached to the grants are fulfilled. Government grants included as other income in the consolidated statements of operations and comprehensive loss amounted to nil, $127,482 and $67,470 for the years ended September 30, 2025, 2024 and 2023, respectively.

Employee benefit

t. Employee benefit

The Company is required under PRC laws and regulations to participate in various government sponsored employee benefit plans, including certain social insurance, housing funds and other welfare-oriented payment obligations, and contributes to the plans in amounts equal to certain percentages of salaries, including bonuses and allowances, of its employees up to a maximum amount specified by the local government from time to time at locations where the Company operates its businesses. Social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to $227,152, $282,467 and $479,262 for the years ended September 30, 2025, 2024 and 2023, respectively.

Warrant

u. Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations.

Statutory Reserve

v. Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely the general reserve fund, the enterprise expansion fund and the staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributed as cash dividends. If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Value Added Tax (“VAT”)

w. Value Added Tax (“VAT”)

The Company was subject to VAT at the rate of 6% and related surcharges on revenues generated from provided services for the years ended September 30, 2025 and 2024. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of PRC VAT for all the periods presented in the consolidated statements of operations and comprehensive loss.

Income Tax

x. Income Tax

The Company accounts for income taxes under ASC 740. Current income taxes are provided on the basis of net income (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not believe that there was any uncertain tax position for the years ended September 30, 2025, 2024 and 2023.

Comprehensive Loss

y. Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Loss per share

z. Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Segment Reporting

aa. Segment Reporting

ASC280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for details on the Company’s business segments. The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company. Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280.

In November 2023, the FASB issued ASU No 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands disclosures about a public entity’s reportable segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker uses reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. In October 2024, the Company adopted ASU No. 2023-07 for the year ended September 30, 2025, retrospectively to all periods presented in the consolidated financial statements, which requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis.

The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenues and expenses are derived in the PRC. Therefore, no geographical segments are presented. See “Note 19- Segment Reporting”.

Mezzanine equity

bb. Mezzanine equity

Mezzanine equity represents the Series Seed, Series A and Series B redeemable preferred equities (collectively, the “Preferred Equity” issued by Guangzhou Youxin). Preferred Equity is contingently redeemable upon the occurrence of an event that is outside of the Company’s control. Therefore, the Company classifies the Preferred Equity as mezzanine equity. See “Note 15-Mezzanine Equity”.

Related parties

cc. Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 11.

Commitments and contingencies

dd. Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. As of September 30, 2025 and 2024, the Company’s accrued provision for its ongoing litigation matters was $24,459 and nil respectively, which was recorded in accrued expenses and other current liabilities in its consolidated financial statements. For more information see “Note 17 — Commitments and Contingencies”.

Recently issued accounting pronouncements

ee. Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company does not opt out of an extended transition period for complying with any new or revised financial accounting standards. Therefore, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740). The amendments in this ASU improve the income tax disclosures related to rate reconciliation, income taxes paid and other disclosures. The amendments in this ASU apply to all entities that are subject to Topic 740. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and expected to be immaterial.

On November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements.

In July 2025, the FASB has released ASU 2025-05, Financial Instruments — Credit Losses — Measurement of Credit Losses for Accounts Receivable and Contract Assets. The purpose of this update is to address challenges encountered when applying the guidance in Topic 326 Financial Instruments—Credit Losses to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 Revenue from Contracts with Customers. ASU 2025-05 is effective for entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805 Business Combinations, for annual reporting periods beginning after December 15, 2025, and interim reporting periods within annual reporting periods for all entities. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The purpose of this update is to establish authoritative accounting guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. ASU 2025-10 applies to all government grants within its scope and provides a comprehensive framework for accounting for such grants under U.S. GAAP. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. For entities other than public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The purpose of this update is to improve the clarity and organization of interim reporting guidance and to enhance the disclosure requirements applicable to interim financial statements. ASU 2025-11 does not change the fundamental principles of interim reporting but clarifies the scope and presentation of required disclosures. A public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2027. An entity other than a public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2028. The Company is currently evaluating the impact that the adoption of this standard will have on its interim reporting disclosures.

The Company does not believe any recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations and comprehensive loss and cash flows.